Related Party Transactions (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Total	$ 10,711	$ 540,000
Less: other payables – related parties - discontinued operations		(217,737)
Other payables – related parties – continuing operations	10,711	540,000
Xianfu Han [Member]
Total		361,336
Weili He [Member]
Total	$ 10,711	$ 396,401